Other current assets - Additional Information (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Other Current Assets [Line Items]
Current prepaid expenses	SFr 836	SFr 6,422
Other current receivables	SFr 64	1,016
Upfront Development Payments [member]
Disclosure of Detailed Information about Other Current Assets [Line Items]
Current prepaid expenses		5,300
Advance Payments from Suppliers [member]
Disclosure of Detailed Information about Other Current Assets [Line Items]
Other current receivables		SFr 1,016